INTANGIBLE ASSETS - Schedule of Capital Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS - Schedule of Capital Commitments (Details) [Line Items]
Less than 1 year	$ 5	$ 7
Total commitments	5	7
Less than 1 year
INTANGIBLE ASSETS - Schedule of Capital Commitments (Details) [Line Items]
Less than 1 year	5	7
Total commitments	$ 5	$ 7